Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of annual after tax profit to general reserve	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Aggregate amount of paid-in capital and additional paid-in capital	$ 121,288	¥ 822,951	¥ 503,997
PRC [Member]
Restricted Net Assets [Line Items]
Percentage of annual after tax profit to general reserve	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%